Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax (expense) / benefit	$ 35	$ (165)	$ 0
Deferred income tax benefit / (expense)	(446)	779	0
Total	$ (411)	$ 614	$ 0